SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Embedded derivative liability		$ 623,462		$ 623,462	$ 1,802,375
Additional paid in capital	$ 61,186,990	60,844,796	56,198,126
Accumulated deficit	$ (60,442,512)	$ (59,263,550)	(56,331,088)
Reported After Effect Of Change In Accountingt [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Additional paid in capital			52,393,937
Accumulated deficit			(52,945,748)
Cumulative Effect Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Embedded derivative liability			(228,718)
Warrant liability			(394,744)
Additional paid in capital			11,924,665
Accumulated deficit			$ (11,301,203)
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Embedded derivative liability				228,718
Warrant liability				394,744
Additional paid in capital				40,469,272
Accumulated deficit				$ (41,644,545)